Restructuring charges	9 Months Ended
Sep. 30, 2011
Restructuring charges

3. Restructuring charges

Restructuring charges recognized during the three and nine months ended September 30, 2011 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)

Restructuring charges	$4,815	$-	$9,817	$-

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 Restructuring Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million in respect of this plan was recognized during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 Restructuring Plan related to the clinical research segment, while $1.5 million related to our central laboratory business.  During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 Restructuring Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized during the three months ended September 30, 2011 in respect of this plan, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognised under the Q3 Restructuring Plan related to the clinical research segment.

Details of the movement in the Q1 Restructuring Plan recognised during the nine months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(3,175)	(168)	(3,343)
P,P&E write-off	-	(42)	(42)
Foreign exchange movement	(4)	(24)	(28)
Closing provision	$777	$812	$1,589

Details of the movement in the Q3 Restructuring Plan recognised during the three months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,881	$934	$4,815

Cash payments	(1,013)	-	(1,013)
Foreign exchange movement	(106)	-	(106)
Closing provision	$2,762	$934	$3,696